Risk information - Gross exposure by region and class (Details) - Credit risk - SEK (kr) kr in Billions	Dec. 31, 2023	Dec. 31, 2022
Risk information
Gross exposure	kr 413.2	kr 438.2
Central governments
Risk information
Gross exposure	98.8	106.7
Regional governments
Risk information
Gross exposure	11.4	21.9
Multilateral development banks
Risk information
Gross exposure	4.1	5.3
Public sector entity
Risk information
Gross exposure		2.1
Financial institutions
Risk information
Gross exposure	34.3	34.0
Corporates
Risk information
Gross exposure	264.6	268.2
Middle East/ Africa/Turkey
Risk information
Gross exposure	43.6	47.4
Middle East/ Africa/Turkey | Central governments
Risk information
Gross exposure	26.4	27.7
Middle East/ Africa/Turkey | Regional governments
Risk information
Gross exposure	1.1	1.5
Middle East/ Africa/Turkey | Corporates
Risk information
Gross exposure	16.1	18.2
Asia excl. Japan
Risk information
Gross exposure	5.0	7.4
Asia excl. Japan | Central governments
Risk information
Gross exposure	2.3	3.2
Asia excl. Japan | Multilateral development banks
Risk information
Gross exposure		0.3
Asia excl. Japan | Corporates
Risk information
Gross exposure	2.7	3.9
Japan
Risk information
Gross exposure	0.5	2.4
Japan | Central governments
Risk information
Gross exposure	0.5	2.4
Japan | Financial institutions
Risk information
Gross exposure	0.0	0.0
North America
Risk information
Gross exposure	66.8	77.7
North America | Multilateral development banks
Risk information
Gross exposure	1.0	1.1
North America | Financial institutions
Risk information
Gross exposure	1.4	0.8
North America | Corporates
Risk information
Gross exposure	64.4	75.8
Latin America
Risk information
Gross exposure	54.8	55.0
Latin America | Central governments
Risk information
Gross exposure	42.5	42.5
Latin America | Corporates
Risk information
Gross exposure	12.3	12.5
Sweden
Risk information
Gross exposure	165.5	157.8
Sweden | Central governments
Risk information
Gross exposure	10.0	6.7
Sweden | Regional governments
Risk information
Gross exposure	8.9	16.3
Sweden | Financial institutions
Risk information
Gross exposure	17.7	16.4
Sweden | Corporates
Risk information
Gross exposure	128.9	118.4
West European countries excl. Sweden
Risk information
Gross exposure	66.7	80.1
West European countries excl. Sweden | Central governments
Risk information
Gross exposure	17.1	24.2
West European countries excl. Sweden | Regional governments
Risk information
Gross exposure	1.3	4.1
West European countries excl. Sweden | Multilateral development banks
Risk information
Gross exposure	3.1	3.9
West European countries excl. Sweden | Public sector entity
Risk information
Gross exposure		2.1
West European countries excl. Sweden | Financial institutions
Risk information
Gross exposure	8.5	10.0
West European countries excl. Sweden | Corporates
Risk information
Gross exposure	36.7	35.8
Central-East European countries
Risk information
Gross exposure	10.3	10.4
Central-East European countries | Regional governments
Risk information
Gross exposure	0.1
Central-East European countries | Financial institutions
Risk information
Gross exposure	6.7	6.8
Central-East European countries | Corporates
Risk information
Gross exposure	kr 3.5	kr 3.6